Reverse Merger (Tables)	9 Months Ended
Sep. 30, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Asset Acquisition
The following table summarizes the final purchase price paid in the reverse merger along with the fair value allocation (in thousands, except share and per share amounts):

Calculation of total purchase price:
Number of common shares and pre-funded warrants of the combined company owned by Neoleukin stockholders (1)	2,777,017
Multiplied by the fair value per share of Neoleukin common stock (2)	$13.76
Fair value of Neoleukin common stock issued (2)	$38,212
Transaction costs (6)	4,140
Contingent consideration liability (3)	1,287
Total purchase price	$43,639

Fair value of Neoleukin net assets acquired at Closing and fair value allocation:
Monetary assets acquired (4)	$76,906
Liabilities assumed (5)	(21,052)
Fair value of net assets acquired	$55,854
Less: total consideration transferred	(38,212)
Excess of fair value of monetary assets acquired over total consideration transferred	$17,642
Fair value allocated to contingent consideration liability (3)	1,287
Fair value allocated to bargain purchase gain	16,355
Total fair value allocated	$17,642

Reconciliation of allocation to purchase price:
Fair value of monetary assets acquired (4)	$76,906
Transaction costs (6)	4,140
Neoleukin liabilities assumed (5)	(21,052)
Fair value allocated to bargain purchase gain	(16,355)
Total purchase price	$43,639
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(1)The number of shares is based on a total 2,351,030 shares of Neoleukin common stock and 425,987 pre-funded warrants outstanding as of December 18, 2023.
(2)The fair value of Neoleukin common stock (also referred to in discussions herein as “total consideration transferred”) was determined using the closing price of Neoleukin’s common stock on December 15, 2023, after giving effect to the Reverse Stock Split. As discussed in Note 3, Summary of Significant Accounting Policies, Neoleukin’s stock price is measured using Level 1 fair value measurements.
(3)Refer to Note 10, Commitments and Contingencies, for further discussion on the contingent consideration liability.
(4)In accordance with the guidance in ASC 805, Business Combinations, the fair value of the net assets acquired was allocated to any non-monetary assets on a pro rata basis. As such, the assets acquired only include cash, cash equivalents and restricted cash of $22.2 million, short-term investments of $53.9 million, and other immaterial monetary assets of $0.8 million.
(5)Included in Neoleukin liabilities assumed is (i) $10.9 million in lease liabilities, (ii) $3.8 million in accrued payroll and $6.3 million in other accrued costs and accounts payable. For the lease liabilities, the Company utilized judgment in estimating the IBR used in determining the fair value of the leases upon Closing.
(6)As indicated in ASC 805 regarding asset purchases, the accounting acquirer’s transaction costs incurred directly related to the asset purchase should be included in the consideration to acquire the assets. These costs were initially recorded as deferred financing costs and then reclassified to offset to equity upon Closing.